SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2019
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

25    SHAREHOLDERS’ EQUITY

25.1               Share capital

In January 2019, the Company's share capital was increased in the amount of R$3,027,528, with the issuance of 255,437,439 registered common shares, with no par value, in accordance with resolutions adopted at the Extraordinary Shareholders’ Meeting, which the incorporation by the Company its subsidiary Eucalipto Holding S.A. was approved in connection with the business combination with Fibria, as described in Note 1.2.1.

On December 31, 2019, the share capital of Suzano is R$9,269,281 divided into 1,361,263,584 common shares, all nominative, book-entry shares without par value. The value of the share capital is net of the public offering expenses of R$33,735.

The breakdown of the share capital is set forth below:

	Ordinary
	Quantity	(%)
Shareholder
Controlling Shareholders
Suzano Holding S.A.	367,612,329	27.01
Controller	194,800,797	14.31
Managements	35,532,742	2.61
Alden Fundo de Investimento em Ações	26,154,741	1.92
	624,100,609	45.85
Treasury	12,042,004	0.88
BNDESPAR	150,217,425	11.04
Votorantim S.A.	75,180,059	5.52
Other shareholders	499,723,487	36.71
	1,361,263,584	100.00

By resolution of the Board of Directors, the share capital may be increased, irrespective of any amendment to the Bylaws, up to the limit of 780,119,712 common shares, all exclusively book-entry shares.

On December 31, 2019, SUZB3 common shares ended the year quoted at R$39.68  (R$38.08 on December 31, 2018).

25.2                  Dividends

The Company´s bylaws establishes that the minimum annual dividend is the lowest value between:

(i)	25% of adjusted net income for the year pursuant to Article 202 of Brazilian Law nº.6,404/76, or
(ii)	10% of the Company's consolidated operating cash generation for the year.

On April 18, 2019, on Ordinary Shareholders’ Meeting was approved a payment of dividends in the amount of R$600,000, being complementary in the amount of R$596,534 paid through the reserve of profits and minimum mandatory dividends in the amount of R$3,466, the disbursement occurred on April 30, 2019.

On December 31, 2019, no dividends were distributed as the Company presented a loss in the year (R$3,466 on December 31, 2018 as the Company presented a profit).

25.3                  Reserves

25.3.1Income reserve

They are constituted by the allocation of the Company's profits, after the allocation for the payment of the minimum mandatory dividends and after the allocation to the various profit reserves, as set forth below:

(i)

legal: it is measured based on 5% (five percent) of net profit of each fiscal year as specified in article 193 of Brazilian Law nº.6,404/76, which shall not exceed 20% (twenty percent) of the share capital, whereas in the year in which the balance of the legal reserve plus the capital reserve amounts exceeds 30% (thirty percent) of the share capital, the allocation of part of the profit will not be mandatory. The use of this reserve is restricted to loss compensation and capital increase and aims to ensure the integrity of the share capital. On December 31, 2019, this reserve absorbed R$105,671 related of loss and corresponds to 5% of share capital.

(ii)

capital increase: it is measured basis of up to 90% (ninety percent) of the remaining balance of net income for the year and limited to 80% (eighty percent) of the share capital, pursuant to the Company's Bylaws, after the allocation to the legal reserve and minimum mandatory dividends. The constitution of this reserve aims to ensure to the Company adequate operating conditions. On December 31, 2019, this reserve absorbed R$1,730,629 related of loss and was used in full.

(iii)

special statutory: it is measured basis of up to 10% (ten percent) of the remaining balance of net income for the year and aims to ensure the continuity of the semiannual distribution of dividends, up to the limit of 20% (twenty percent) of the share capital. On December 31, 2019, this reserve absorbed R$242,612 related of loss and was used in full.

(iv)

tax incentives: it is measured as specified in article 195-A of the Brazilian Law No. 6,404/76, modified by Brazilian Law nº.11,638/07, based on donation or the amounts of government grants for investment. On December 31, 2019 this reserve absorbed R$684,563 and was used in full.

25.3.2Capital reserve

They consist of amounts received by the Company arising from transactions with shareholders that do not pass through the income statement and may be used to absorb losses when they exceed profit reserves and redemption, reimbursement and purchase of shares.

The breakdown of capital reserves is arising from stock options in the amount of R$5,979 and the issuance of shares related to the business combination with Fibria in the amount of R$6,410,885, as disclosed in note 1.2.1.1. As of December 31, 2019, this reserve was not used to absorb losses and the balance corresponded to 69% of the share capital.

25.4     Other reserves

These are changes that occur in shareholders' equity arising from transactions and other events that do not originate with shareholders and are disclosed net of tax effects, as set forth below:

			Exchange
			variation on
			conversion of
			financial
	Debenture		statements of
	conversion	Actuarial gain	foreign	Deemed
	5th issue	(loss)	subsidiaries	cost	Total
Balances at December 31, 2017	(45,745)	(52,749)	26,622	2,370,200	2,298,328
Actuarial gain (loss)	—	(45,741)	—	—	(45,741)
Gain (loss) on conversion of financial statements and on foreign investments	—	—	137,546	—	137,546
Realization of deemed cost, net of taxes	—	—	—	(68,424)	(68,424)
Balances at December 31, 2018	(45,745)	(98,490)	164,168	2,301,776	2,321,708
Actuarial gain (loss)	—	(95,283)	—	—	(95,283)
Gain (loss) on conversion of financial statements and on foreign investments	—	—	47,834	—	47,834
Realization of deemed cost, net of taxes	—	—	—	(52,918)	(52,918)
Balances at December 31, 2019	(45,745)	(193,773)	212,002	2,248,858	2,221,342

25.5Treasury shares

		Average cost	Historical	Market
	Quantity	per share	value	value
Balances at December 31, 2017	13,842,004	17.42	241,088	258,797
Sale	(1,800,000)	12.68	(22,823)	(66,636)
Balances at December 31, 2018	12,042,044	18.13	218,265	458,560
Balances at December 31, 2019	12,042,044	18.13	218,265	477,827

25.6Result absorption

		Result		Reserve
	Limit on	absorption		balances
	share	December 31,	December 31,	December 31,	December 31,
	capital%	2019	2018	2019	2018
Realization of deemed cost, net of taxes		(52,918)	(68,424)	—	—
Tax incentive reserve		(684,563)	288,557	—	684,563
Special statutory reserve		(242,612)	7,882	—	242,612
Legal reserve	20%	(105,671)	15,917	317,144	422,815
Capital increase reserve	80%	(1,730,629)	70,940	—	1,730,629
Minimum mandatory dividends		—	3,466	—	—
		(2,816,393)	318,339	317,144	3,080,619